DEBT - Debt Summary (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Long-term and Short-term Debt [Line Items]
Bank line of credit	$ 0	$ 23,500	$ 0
Notes to stockholders	0	19,650	4,668
Total debt	0	45,770	27,300
Less unamortized discounts	0	(2,620)	(632)
Debt, net of discounts	0	43,150	26,668
Notes to Stockholders
Schedule of Long-term and Short-term Debt [Line Items]
Notes to stockholders	0	22,270	5,300
Line of Credit [Member]
Schedule of Long-term and Short-term Debt [Line Items]
Bank line of credit	0	23,500	22,000
Notes to Stockholder - 2012 [Member] | Notes to Stockholders
Schedule of Long-term and Short-term Debt [Line Items]
Notes to stockholders		5,300	5,300
Notes to Stockholder - 2013 [Member] | Notes to Stockholders
Schedule of Long-term and Short-term Debt [Line Items]
Notes to stockholders		$ 16,970	$ 0